JPMORGAN TRUST II

JPMORGAN MUNICIPAL BOND FUNDS

JPMorgan Short Term Municipal Bond Fund

JPMorgan Tax Free Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Arizona Municipal Bond Fund

JPMorgan Kentucky Municipal Bond Fund

JPMorgan Louisiana Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan West Virginia Municipal Bond Fund

(All Share Classes)

Supplement dated May 8, 2006

to the Prospectuses dated November 1, 2005

Portfolio manager information for the JPMorgan Short Term Municipal Bond Fund, the JPMorgan Municipal Income Fund, the JPMorgan Arizona Municipal Bond Fund, the JPMorgan Michigan Municipal Bond Fund and the JPMorgan West Virginia Municipal Bond Fund has changed. Accordingly, the information contained under the heading “The Fund Managers – JPMorgan Municipal Income Fund,” “JPMorgan Short Term Municipal Bond Fund and JPMorgan Tax Free Bond Fund” and “JPMorgan Arizona Municipal Bond Fund, JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, JPMorgan Ohio Municipal Bond Fund and JPMorgan West Virginia Municipal Bond Fund” in the Prospectuses is hereby deleted in its entirety and replaced with the following:

JPMorgan Short Term Municipal Bond Fund and JPMorgan Municipal Income Fund. Jennifer Tabak, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Short Term Municipal Bond Fund and the JPMorgan Municipal Income Fund since April, 2006 and March, 2006, respectively. Previously, Ms. Tabak was a senior fixed income research analyst responsible for research and analysis of the housing, nonprofit and student loan sectors of the tax-exempt market. Ms. Tabak served in a research analyst role from 1996 to 2005 and has experience in a variety of market sectors, including money market funds and corporate bonds. Ms. Tabak’s employment with JPMorgan Investment Advisors (formerly Banc One Investment Advisors) began in 1991 as a financial analyst and included positions as senior financial analyst and, prior to 1996, controller. David Sivinski, CFA, also participates in the management of the JPMorgan Short Term Municipal Bond Fund since April, 2006 and the JPMorgan Municipal Income Fund since March, 2006. Biographical information on Mr. Sivinski is described under JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan Ohio Municipal Bond Fund.

JPMorgan Tax Free Bond Fund. Richard Taormina has been the lead portfolio manager responsible for the day-to-day management of the JPMorgan Tax Free Bond Fund since February, 2005. In addition to his role at JPMorgan Investment Advisors, Mr. Taormina has been an employee of J.P. Morgan Investment Management Inc. (JPMIM), an affiliate of JPMorgan Investment Advisors since 1997. Mr. Taormina is responsible for managing municipal mutual funds, institutional fixed income accounts and quantitative analysis. Previously, Mr. Taormina was a Certified Financial Planner for the Financial Advisory Group, where he was an investment analyst. Prior to joining JPMIM, Mr. Taormina was the senior trader at the Vanguard Group of Investment Companies. Kimberly Bingle, CFA, has also participated in the management of the JPMorgan Tax Free Bond Fund since June, 2005. Biographical information on Ms. Bingle is described below.

JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond Fund, and JPMorgan West Virginia Municipal Bond Fund. Kimberly Bingle, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Arizona Municipal Bond Fund, the JPMorgan Michigan Municipal Bond Fund and the West Virginia Municipal Bond Fund since March, 2006. Ms. Bingle is a member of the Tax Free Bond team and manages institutional and private client national municipal portfolios. Prior to joining JPMorgan Investment Advisors in 1998 as a senior portfolio manager, Ms. Bingle was a senior securities portfolio manger at Nationwide Insurance Company in Columbus, Ohio. David Sivinski, CFA, also participates in the management of the JPMorgan Arizona Municipal Bond Fund, JPMorgan Michigan Municipal Bond and the JPMorgan West Virginia Municipal Bond Fund. Biographical information on Mr. Sivinski is described below.

SUP-MB-506

JPMorgan Kentucky Municipal Bond Fund, JPMorgan Louisiana Municipal Bond Fund, and JPMorgan Ohio Municipal Bond Fund. David Sivinski, CFA, is the lead portfolio manager responsible for the day-to-day management of the JPMorgan Kentucky Municipal Bond Fund since 1995, the JPMorgan Louisiana Municipal Bond Fund since 1997 and the JPMorgan Ohio Municipal Bond Fund since 1994. In addition to his role as portfolio manager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus principally on single state municipal bonds. Prior to rejoining JPMorgan Investment Advisors in 1992, Mr. Sivinski worked at First Security National Bank and Trust Company in Lexington, Kentucky where he managed a number of areas including the bank’s investment portfolio and the Trust Department’s fixed income portfolios. Kimberly Bingle, CFA, has also participated in the management of the JPMorgan Kentucky Municipal Bond Fund and the JPMorgan Louisiana Municipal Bond Fund, respectively since June, 2005. Jennifer Tabak, CFA, has also participated in the management of the JPMorgan Ohio Municipal Bond Fund since June, 2005. Biographical information on Ms. Tabak and Ms. Bingle is described above.

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